PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment consisted of the following:

	Useful life (years)	Salvage Value	June 30, 2016	June 30, 2015

Leasehold improvements	3-5	3%	$393,985	$34,817
Vehicles	4-5	3%-5%	1,151,482	1,249,952
Office equipment	3-5	3%	173,984	102,522
Electric equipment	3	3%	24,528	64,442

Less: accumulated depreciation			(889,260)	(536,317)
Property and equipment, net			$854,719	$915,416